STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2013
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

7.     STOCK-BASED COMPENSATION

  The following continuities summarize activity with respect to the Company's outstanding employee stock options:

	Nine Months Ended September 30, 2013			Nine Months Ended September 30, 2012
	Number of Employee Stock Options	Weighted Average Exercise Price		Number of Employee Stock Options	Weighted Average Exercise Price
Outstanding, beginning of period	10,587,126	C$	56.60	8,959,051	C$	62.88
Granted	2,803,000		52.13	3,257,000		36.99
Exercised	(213,500)		37.06	(140,475)		37.04
Forfeited	(340,206)		58.25	(726,500)		59.80
Expired	(1,340,885)		54.86	(481,650)		47.49

Outstanding, end of period	11,495,535	C$	56.03	10,867,426	C$	56.35

Exercisable, end of period	7,413,795	C$	59.35	6,780,014	C$	59.34

  Agnico Eagle estimated the fair value of employee stock options under the Black-Scholes option pricing model using the following weighted average assumptions:

	Nine Months Ended September 30,
	2013	2012
Risk-free interest rate	1.50%	1.25%
Expected life of employee stock options (in years)	2.6	2.8
Expected volatility of Agnico Eagle's share price	35.00%	37.52%
Expected dividend yield	1.80%	2.14%